RIGHT OF USE ASSETS - ROU Assets and Amortization (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RIGHT OF USE ASSETS
Operating Lease, Expense	¥ 7,621	¥ 7,621
Initial lease term (in years)		10 years
Operating Lease, Weighted Average Remaining Lease Term	9 years
Operating Lease, Weighted Average Discount Rate, Percent	4.83%